SCHEDULE OF SHARE-BASED COMPENSATION EXPENSES BY FUNCTION (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Total	¥ 84,927	¥ 44,583	¥ 75,806
General and Administrative Expenses [Member]
Total	84,663	36,780	72,942
Research and Development Expenses [Member]
Total	128	2,491	1,420
Selling and Marketing Expenses [Member]
Total	¥ 136	¥ 5,312	¥ 1,444